Condensed Consolidating Guarantor and Non-Guarantor Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 11,823	$ 10,440	$ 5,528	$ 11,561	$ 7,832	$ 16,337
Accounts receivable - trade, net of allowance for doubtful accounts	1,433,117	900,904		562,757
Accounts receivable - affiliates	41,706	7,445		22,883
Inventories	941,589	310,160		126,895
Prepaid expenses and other current assets	156,818	80,350		37,891
Total current assets	2,585,053	1,309,299		761,987
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	1,433,313	829,346		526,437
GOODWILL	1,170,490	1,107,006		555,220	167,245	8,568
INTANGIBLE ASSETS, net of accumulated amortization	838,088	714,956		441,432
INVESTMENTS IN UNCONSOLIDATED ENTITIES	482,644	189,821
OTHER NONCURRENT ASSETS	42,091	16,795		6,542
Total assets	6,551,679	4,167,223		2,291,618
CURRENT LIABILITIES:
Accounts payable - trade	1,345,024	740,211		536,055
Accounts payable - affiliates	85,307	76,846		6,900
Accrued expenses and other payables	218,482	141,690		85,606
Advance payments received from customers	106,105	29,965		22,372
Current maturities of long-term debt	5,062	7,080		8,626
Total current liabilities	1,759,980	995,792		659,559
LONG-TERM DEBT, net of current maturities	2,437,351	1,629,834		740,436
OTHER NONCURRENT LIABILITIES	39,518	9,744		2,205
EQUITY
Partners' equity (deficit)	1,746,133	1,526,815		883,654
Accumulated other comprehensive loss	(73)	(236)		24
Noncontrolling interests	568,770	5,274		5,740
Total equity	2,314,830	1,531,853		889,418	405,329	47,353
Total liabilities and equity	6,551,679	4,167,223		2,291,618
Reportable Entity | NGL Energy Partners LP (Parent)
CURRENT ASSETS:
Cash and cash equivalents	2,841	1,181	1,346		41	41
Total current assets	2,841	1,181
INTANGIBLE ASSETS, net of accumulated amortization	1,307	1,169		717
NET INTERCOMPANY RECEIVABLES (PAYABLES)	248,893	327,281		237,736
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	1,743,573	1,447,502		895,779
Total assets	1,996,614	1,777,133		1,134,232
CURRENT LIABILITIES:
Accrued expenses and other payables	554	554		554
Total current liabilities	554	554		554
LONG-TERM DEBT, net of current maturities	250,000	250,000		250,000
EQUITY
Partners' equity (deficit)	1,746,060	1,526,579		883,678
Total equity	1,746,060	1,526,579		883,678
Total liabilities and equity	1,996,614	1,777,133		1,134,232
Reportable Entity | NGL Energy Finance Corp
CURRENT ASSETS:
INTANGIBLE ASSETS, net of accumulated amortization	17,619	11,552
NET INTERCOMPANY RECEIVABLES (PAYABLES)	849,526	437,714
Total assets	867,145	449,266
CURRENT LIABILITIES:
Accrued expenses and other payables	19,021	14,266
Total current liabilities	19,021	14,266
LONG-TERM DEBT, net of current maturities	850,000	450,000
EQUITY
Partners' equity (deficit)	(1,876)	(15,000)
Total equity	(1,876)	(15,000)
Total liabilities and equity	867,145	449,266
Reportable Entity | Guarantor Subsidiaries
CURRENT ASSETS:
Cash and cash equivalents	7,823	8,728	3,904	11,206	7,594	16,174
Accounts receivable - trade, net of allowance for doubtful accounts	1,419,442	887,789		561,560
Accounts receivable - affiliates	41,035	7,445		22,883
Inventories	937,814	306,434		126,024
Prepaid expenses and other current assets	155,332	80,294		37,784
Total current assets	2,561,446	1,290,690		759,457
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	863,694	764,014		497,743
GOODWILL	1,139,374	1,105,008		553,222
INTANGIBLE ASSETS, net of accumulated amortization	778,960	700,603		439,365
INVESTMENTS IN UNCONSOLIDATED ENTITIES	214,234	189,821
NET INTERCOMPANY RECEIVABLES (PAYABLES)	(1,026,605)	(720,737)		(233,294)
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	10,470	17,673		20,371
OTHER NONCURRENT ASSETS	40,035	16,674		6,542
Total assets	4,581,608	3,363,746		2,043,406
CURRENT LIABILITIES:
Accounts payable - trade	1,333,780	726,252		534,164
Accounts payable - affiliates	85,237	73,703		6,900
Accrued expenses and other payables	186,226	124,923		83,001
Advance payments received from customers	105,597	29,891		22,364
Current maturities of long-term debt	5,004	7,058		8,610
Total current liabilities	1,715,844	961,827		655,039
LONG-TERM DEBT, net of current maturities	1,085,155	929,754		490,433
OTHER NONCURRENT LIABILITIES	35,160	9,663		2,155
EQUITY
Partners' equity (deficit)	1,745,450	1,462,691		895,779
Accumulated other comprehensive loss	(1)	(189)
Total equity	1,745,449	1,462,502		895,779
Total liabilities and equity	4,581,608	3,363,746		2,043,406
Reportable Entity | Non-Guarantor Subsidiaries
CURRENT ASSETS:
Cash and cash equivalents	1,159	531	278	355	197	122
Accounts receivable - trade, net of allowance for doubtful accounts	13,675	13,115		1,197
Accounts receivable - affiliates	671
Inventories	3,775	3,726		871
Prepaid expenses and other current assets	1,486	56		107
Total current assets	20,766	17,428		2,530
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	569,619	65,332		28,694
GOODWILL	31,116	1,998		1,998
INTANGIBLE ASSETS, net of accumulated amortization	40,202	1,632		1,350
INVESTMENTS IN UNCONSOLIDATED ENTITIES	268,410
NET INTERCOMPANY RECEIVABLES (PAYABLES)	(71,814)	(44,258)		(4,442)
OTHER NONCURRENT ASSETS	2,056	121
Total assets	860,355	42,253		30,130
CURRENT LIABILITIES:
Accounts payable - trade	11,244	13,959		1,891
Accounts payable - affiliates	70	3,143
Accrued expenses and other payables	12,681	1,947		2,051
Advance payments received from customers	508	74		8
Current maturities of long-term debt	58	22		16
Total current liabilities	24,561	19,145		3,966
LONG-TERM DEBT, net of current maturities	252,196	80		3
OTHER NONCURRENT LIABILITIES	4,358	81		50
EQUITY
Partners' equity (deficit)	579,312	22,994		26,087
Accumulated other comprehensive loss	(72)	(47)		24
Total equity	579,240	22,947		26,111
Total liabilities and equity	860,355	42,253		30,130
Consolidating Adjustments
CURRENT ASSETS:
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	(1,754,043)	(1,465,175)		(916,150)
Total assets	(1,754,043)	(1,465,175)		(916,150)
EQUITY
Partners' equity (deficit)	(2,322,813)	(1,470,449)		(921,890)
Noncontrolling interests	568,770	5,274		5,740
Total equity	(1,754,043)	(1,465,175)		(916,150)
Total liabilities and equity	$ (1,754,043)	$ (1,465,175)		$ (916,150)